Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Cumulative valuation allowance	$ 18,052,458	$ 17,053,830
NOLs	$ 40,400,000
Percentage of future utilization of the NOLs	80.00%
Estimated State NOLs	$ 17,900,000
Accrued interest or penalties	$ 0	$ 0
Maximum
Income Taxes
Statue of limitations period	5 years
Minimum
Income Taxes
Statue of limitations period	3 years